GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net (reversal of impairment loss) impairment loss recognised in profit or loss	$ 133	$ 1,927	$ 994
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net (reversal of impairment loss) impairment loss recognised in profit or loss	0	0	34
Tangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net (reversal of impairment loss) impairment loss recognised in profit or loss	$ 133	$ 1,927	$ 960